Supplementary Cash Flow Information	6 Months Ended
Jun. 30, 2019
Supplemental Cash Flow Elements [Abstract]
Supplementary Cash Flow Information	SUPPLEMENTARY CASH FLOW INFORMATION

	Quarter Ended		Year-to-Date
	June 30		June 30
($ millions)	2019	2018	2019	2018
Change in working capital
Accounts receivable and other current assets	237	48	135	32
Prepaid expenses	21	17	18	20
Inventories	(7)	(19)	16	33
Regulatory assets - current portion	(10)	(33)	(16)	(23)
Accounts payable and other current liabilities	(199)	(58)	(256)	(165)
Regulatory liabilities - current portion	(4)	55	3	12
	38	10	(100)	(91)

Non-cash investing and financing activities
Accrued capital expenditures	329	294	329	294
Common share dividends reinvested	76	66	151	129
Contributions in aid of construction	12	13	12	13
Right-of-use assets obtained in exchange for operating lease liabilities	2	—	48	—
Exercise of stock options into common shares	2	—	4	1
Gila River generating station Unit 2 capital lease	—	217	—	217